Related Party Transactions - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 06, 2016	Dec. 31, 2016	Sep. 02, 2016
Related Party Transaction [Line Items]
Proceeds from short term secured borrowing arrangement		$ 1,903,000
Interest rate per annum		10.00%
William W. and Dieva L. Smith [Member] | Note and Warrant Purchase Agreement [Member]
Related Party Transaction [Line Items]
Warrants expiration period		5 years
Purchase of warrants			850,000
Common stock exercise price			$ 2.74
Notes and warrants issuance date		Sep. 06, 2016
William W. and Dieva L. Smith [Member] | Note and Warrant Purchase Agreement [Member] | Senior Subordinated Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount			$ 2,000,000
William W. and Dieva L. Smith [Member] | Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from short term secured borrowing arrangement	$ 1,000,000
Interest rate per annum	18.00%
Note due and repaid date		Dec. 14, 2016